Earnings (Loss) Per Share - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per-share	4,000	4,000	29,000
Antidilutive stock options excluded and their associated expercise price per share range	$ 2.9	$ 2.9
Employee Stock Option | Minimum
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive stock options excluded and their associated expercise price per share range			$ 2.9
Employee Stock Option | Maximum
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive stock options excluded and their associated expercise price per share range			$ 7.15
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per-share	0	0	0